Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Accounting Policies [Line Items]
Fees incurred under marketing and logistics agreement	$ 16,600,000	$ 9,400,000	$ 7,000,000
Allowances for excess or obsolete materials and supplies	4,000,000	1,100,000		4,000,000
Long-lived asset impairments	0	0	0
Foreign exchange gains and (losses)	$ (5,300,000)	$ (2,100,000)	$ 2,400,000
Pacific International Drilling West Africa Limited | Derotech Offshore Services Limited
Accounting Policies [Line Items]
Percentage of noncontrolling interest	51.00%			51.00%
Pacific International Drilling West Africa Limited | Pacific Bora Limited
Accounting Policies [Line Items]
Percentage of ownership in joint venture				50.00%
Pacific International Drilling West Africa Limited | Pacific Scirocco Limited
Accounting Policies [Line Items]
Percentage of ownership in joint venture				50.00%